Related Party Transactions - Schedule of Fund Transactions with Related Parties (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Borrowings	₩ 0	₩ 0	₩ 0
Repayments	3,444	2,337	1,037
Equity contributions in cash	113,059	92,552	122,535
K-Realty 11th Real Estate Investment Trust Company
Disclosure of transactions between related parties [line items]
Borrowings	0	0	0
Repayments	1,811	2,337	1,037
Equity contributions in cash	0	0	0
STIC Place General Private Placement Real Estate Investment Trust No.2
Disclosure of transactions between related parties [line items]
Borrowings			0
Repayments			0
Equity contributions in cash			20,000
Telco Credit Bureau Co.,Ltd.
Disclosure of transactions between related parties [line items]
Borrowings			0
Repayments			0
Equity contributions in cash			6,500
Pacific geumto no.75 private hybrid asset fund
Disclosure of transactions between related parties [line items]
Borrowings			0
Repayments			0
Equity contributions in cash			19,000
Kiamco Data Center Blind Fund
Disclosure of transactions between related parties [line items]
Borrowings			0
Repayments			0
Equity contributions in cash			15,000
STIC Mixed Asset Investment Trust No. 1
Disclosure of transactions between related parties [line items]
Borrowings			0
Repayments			0
Equity contributions in cash			10,930
IBK-KT Young Entrepreneurs MARS Investment Fund
Disclosure of transactions between related parties [line items]
Borrowings	0	0
Repayments	0	0
Equity contributions in cash	6,000	6,000
TeamFresh Corp.2
Disclosure of transactions between related parties [line items]
Borrowings		0
Repayments		0
Equity contributions in cash		52,841
Others
Disclosure of transactions between related parties [line items]
Borrowings		0	0
Repayments		0	0
Equity contributions in cash		21,234	31,107
Others
Disclosure of transactions between related parties [line items]
Borrowings	0
Repayments	1,633
Equity contributions in cash	7,059
Rebellions Co.,Ltd.
Disclosure of transactions between related parties [line items]
Borrowings		0	0
Repayments		0	0
Equity contributions in cash		₩ 12,477	₩ 19,998
K Bank Inc.
Disclosure of transactions between related parties [line items]
Borrowings	0
Repayments	0
Equity contributions in cash	₩ 100,000